Summary of Principal Accounting Policies (Details 6)	12 Months Ended
Dec. 31, 2011 M
Real estate consulting services | Minimum
Revenue recognition
Contract period	1
Real estate consulting services | Maximum
Revenue recognition
Contract period	12
Data integration services | Minimum | CRIC
Revenue recognition
Contract period	3
Data integration services | Maximum | CRIC
Revenue recognition
Contract period	12
Subscriptions | Minimum
Revenue recognition
Contract period	6
Subscriptions | Maximum
Revenue recognition
Contract period	12
Real estate advertising design services | Minimum
Revenue recognition
Contract period	3
Real estate advertising design services | Maximum
Revenue recognition
Contract period	12